Income tax - Schedule of tax losses and excess (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income tax [Abstract]
Current year	$ 12,892	$ 8,874		$ 12,484
Current tax expense	12,892	8,874		12,484
Origination and reversal of temporary differences	(7,275)	2,739		607
Deferred tax (income) expense	(7,275)	2,739		607
Total income tax expense	$ 5,617	$ 11,613	[1]	$ 13,091	[1]

[1]	Refer to Note 4. Independent Investigation and Restatement